Note 14 - Shareholders' Equity, Dividends and interest on shareholders' equity (Detail) (USD $) In Millions	Dec. 31, 2011	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 4,680	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Apr. 29, 2011	May 14, 2010
Shareholders' positions	May 11, 2011	May 21, 2010
Date payment	May 31, 2011	May 31, 2010
Value of the portion	1,645	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul. 22, 2011	Jul. 16, 2010
Shareholders' positions	Aug. 02, 2011	Jul. 30, 2010
Date payment	Aug. 31, 2011	Aug. 31, 2010
Value of the portion	1,668	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct. 28, 2011	Oct. 22, 2010
Shareholders' positions	Nov. 11, 2011	Nov. 01, 2010
Date payment	Dec. 31, 2011	Nov. 30, 2010
Date payment	Up to 12-31-2011
Value of the portion	1,407	1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Dec. 10, 2010
Shareholders' positions		Dec. 21, 2010
Date payment		Dec. 30, 2010
Value of the portion		1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb. 25, 2011
Shareholders' positions		Mar. 21, 2010
Date payment		Mar. 31, 2011
Value of the portion		1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval		Feb. 25, 2011
Shareholders' positions		Apr. 28, 2011
Date payment		Jun. 27, 2011
Value of the portion		$ 923